Note 2 - Business Combinations	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Business Combination Disclosure [Text Block]
NOTE
2.
BUSINESS COMBINATIONS

Acquisition of Albany, Georgia Branch from Planters First Bank

On
October 22, 2018,
the Bank completed its acquisition of
one
branch office and a vacant lot from Planters First Bank (“PFB”) located in Albany, Georgia for a total cash consideration of
$10.2
million. The assets and liabilities as of the effective date of the transaction were recorded at their respective estimated fair values. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. In the periods following the acquisition, the financial statements will include the results attributable to the Albany branch purchase beginning on the date of purchase.

The following table presents assets acquired and liabilities assumed of PFB as of
October 22, 2018
and their fair value estimates. The fair value estimates were subject to refinement for up to one
year after the closing date of the acquisition for new information obtained about the facts and circumstances that existed at the acquisition date. The Company finalized its fair value adjustments during the third
quarter of
2019.

( dollars in thousands)
Purchase Price Consideration:
Cash Consideration	$10,238
Total purchase price for PFB branch acquisition	$10,238

Assets acquired at fair value:
Cash and cash equivalents	$195
Loans	20,430
Premises and equipment, net	773
Core deposit intangible	560
Other assets	123
Total fair value of assets acquired	$22,081

Liabilities assumed at fair value:
Deposits	$12,032
Other liabilities	13
Total fair value of liabilities assumed	$12,045

Net Assets acquired at fair value:	$10,036

Amount of goodwill resulting from acquisition	$202

Goodwill of
$202,000
,
which is the excess of the purchase price over the fair value of the net assets acquired, was recorded in the PFB acquisition and is expected to be deductible for tax purposes.

Acquired Loans

The table below summarizes the total contractually required principal and interest cash payments, management's estimate of expected total cash payments and the fair value of the loans. Of the total loans acquired, there were no
loans acquired considered to be credit impaired and accounted for under ASC
310
-
30.

	Contractually required principal and interest	Cash flows expected to be collected	Nonaccretable difference	Fair value of acquired loans at acquisition date
(dollars in thousands)
Performing loans acquired	$20,749	20,749	319	$20,430

Acquisition
of LBC Bancshares, Inc.

On
May 1, 2019,
the Company completed its acquisition of LBC Bancshares, Inc. (“LBC”), a bank holding company headquartered in LaGrange, Georgia. Upon consummation of the acquisition, LBC was merged with and into the Company, with Colony as the surviving entity in the merger. At that time, LBC’s wholly owned bank subsidiary, Calumet Bank, was also merged with and into the Bank. The acquisition expanded the Company’s market presence, as Calumet Bank had two
full-service banking locations,
one
each in LaGrange, Georgia and Columbus, Georgia, as well as a loan production office in Atlanta, Georgia. Under the terms of the Agreement and Plan of Merger, each LBC shareholder had the option to receive either
$23.50
in cash or
1.3239
shares of the Company’s common stock in exchange for each share of LBC common stock, such that
55
percent of LBC shares of common stock received the stock consideration and
45
percent received the cash consideration, with at least
50
percent of the merger consideration paid in the Company's common stock. As a result, the Company issued
1,053,875
 common shares at a fair value of
$18.7
million and paid
$15.3
million in cash to the former shareholders of LBC as merger consideration.

The merger was effected by the issuance of shares of the Company’s common stock along with cash consideration to shareholders to LBC. The assets and liabilities of LBC as of the effective date of the merger were recorded at their respective estimated fair values and combined with those of the Company. The excess of the purchase price over the net estimated fair values of the acquired assets and liabilities was allocated to identifiable intangible assets with the remaining excess allocated to goodwill. Goodwill of
$15.7
 million was recorded as part of the LBC acquisition and is
not
expected to be deductible for income tax purposes.

The following table presents the assets acquired and liabilities assumed of LBC as of
May 1, 2019,
and their fair value estimates. The fair value estimates were subject to refinement for up to one
year after the closing date of the acquisition for new information obtained about facts and circumstances that existed at the acquisition date. The Company continues its evaluation of the facts and circumstances available as of
May 1, 2019,
to assign fair values to assets acquired and liabilities assumed, which could result in further adjustments to the fair values presented below.

Purchase Price Consideration (in thousands):
Shares of CBAN Common Stock Issued to LBC Shareholders as of May 1, 2019	1,053,875
Market Price of CBAN Common Stock on May 1, 2019	$17.75
Estimated Fair Value of CBAN Common Stock Issued	18,706
Cash Consideration Paid	15,315
Total Consideration	$34,021

Assets acquired at fair value:
Cash and Cash Equivalents	$15,678
Investments Securities Available for Sale	49,172
Investments Securities Held to Maturity	1,766
Restricted Investments	479
Loans	130,568
Premises and Equipment	3,009
Core Deposit Intangible	3,100
Other Real Owned	243
Prepaid and Other Assets	6,143
Total Fair Value of Assets Acquired	$210,158

Liabilities Assumed at Fair Value:
Deposits	$(189,896)
FHLB Advances	(1,000)
Payables and Other Liabilities	(975)
Total Fair Value of Liabilities Assumed	$(191,871)

Net Assets Acquired at Fair Value:	$18,287

Amount of Goodwill Resulting from Acquisition	$15,734

In the acquisition, the Company purchased
$130.6
million of loans at fair value, net of
$2.2
million, or
1.63%,
estimated discount to the outstanding principal balance. Of the total loans acquired, management identified
$176,000
that were considered to be credit impaired and are accounted for under ASC Topic
310
-
30.
The table below summarizes the total contractually required principal and interest cash payments, management’s estimate of expected total cash payments and fair value of the loans as of the acquisition date for purchased credit impaired loans. Contractually required principal and interest payments have been adjusted for estimated prepayments.

(dollars in thousands)
Contractually Required Principal and Interest	$695
Non-accretable Difference	(519)
Cash Flows Expected to be Collected	176
Accretable Yield	-
Total Purchased Credit-Impaired Loans Acquired	$176

The following table presents the acquired loan data for the LBC acquisition.

	Fair value of acquired loans at acquisition date	Contractually required principal and interest payments	Nonaccretable difference
(dollars in thousands)
Acquired receivables subject to ASC 310-30	$176	$695	$(519)
Acquired receivables not subject to ASC 310-30	$130,392	$132,381	$-

Acquisition of PFB Mortgage from Planters First Bank

On
May 1, 2019,
the Bank completed its asset acquisition of PFB Mortgage, the secondary market mortgage business of Planters First Bank for a total cash consideration of
$833,000.
The assets acquired included premises and equipment as well as all pipeline loans. The assets acquired were recorded at their respective estimated fair values as of the effective date of the transaction. The excess of the purchase price over fair value of net assets acquired was allocated to goodwill.

The following table presents the assets acquired as of
May 1, 2019,
and their fair value estimates. The fair value estimates were subject to refinement for up to one
year after the closing date of the acquisition for new information obtained about facts and circumstances that existed at the acquisition date. The Company continues its evaluation of the facts and circumstances available as of
May 1, 2019,
to assign fair values to assets acquired and liabilities assumed, which could result in further adjustments to the fair values presented below.

(dollars in thousands)
Purchase Price Consideration:
Cash Consideration Paid	$833
Total Consideration	$833

Assets acquired at fair value:
Premises and Equipment	$78
Premium on Loan Commitments	209
Other Assets	5
Total Fair Value of Assets Acquired	$292

Liabilities Assumed at Fair Value:
Total Fair Value of Liabilities Assumed	$-

Net Assets Acquired at Fair Value:	$292

Amount of Goodwill Resulting from Acquisition	$541